SCHEDULE OF LEASE COST (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease
Operating lease expense	$ 14,210		$ 78,154
Operating lease right-of-use assets	88,354		101,221
Short-term operating lease liabilities	(58,120)		(57,349)
Long-term operating lease liabilities	(37,931)		(52,753)
Total operating leased liabilities	$ (96,051)		$ (110,102)
Weighted average lease term	1 year 9 months		1 year 10 months 24 days
Weighted average discount rate	5.49%		5.49%
Amounts included in the measurement of lease liabilities:
Non-cash lease expense			$ 78,154
Supplemental noncash information:
Right-of-use asset obtained in exchange for lease obligations			$ 168,418